GARDNER LEWIS INVESTMENT TRUST
________________________________________________________________________________

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
________________________________________________________________________________

                                   SUPPLEMENT
                               Dated May 17, 2005
       To the Statement of Additional Information Dated February 28, 2005


This Supplement to the Statement of Additional Information ("SAI") dated May 17, 2005 for The Chesapeake Aggressive Growth Fund ("Fund"), a series of Gardner Lewis Investment Trust, updates the SAI to revise the information as described below. For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.


o The following paragraph on page 3 of the SAI, under the section entitled "OTHER INVESTMENT POLICIES" has been modified, amended, and replaced in its entirety to read as follows:

     Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The Fund may not purchase restricted securities. For purposes hereof and the Fund's fundamental investment limitations, the term "restricted security" shall mean a security that is (i) illiquid (i.e., the Fund cannot reasonably expect to receive the amount at which it values the security within seven days) and
     (ii) included within the definition of a "restricted security" contained in Rule 144(a)(3) under the Securities Act of 1933, as amended.

     Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------

                         GARDNER LEWIS INVESTMENT TRUST
________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND
________________________________________________________________________________

                                   SUPPLEMENT
                               Dated May 17, 2005
       To the Statement of Additional Information Dated February 28, 2005


This Supplement to the Statement of Additional Information ("SAI") dated May 17, 2005 for The Chesapeake Growth Fund ("Fund"), a series of Gardner Lewis Investment Trust, updates the SAI to revise the information as described below. For further information, please contact the Fund toll-free at 1-800-430-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.


o The following paragraph on page 3 of the SAI, under the section entitled "OTHER INVESTMENT POLICIES" has been modified, amended, and replaced in its entirety to read as follows:

     Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The Fund may not purchase restricted securities. For purposes hereof and the Fund's fundamental investment limitations, the term "restricted security" shall mean a security that is (i) illiquid (i.e., the Fund cannot reasonably expect to receive the amount at which it values the security within seven days) and
     (ii) included within the definition of a "restricted security" contained in Rule 144(a)(3) under the Securities Act of 1933, as amended.

     Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.




          Investors Should Retain This Supplement for Future Reference
          ------------------------------------------------------------